General Information	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
General Information
1.	General Information

General information about POSCO, its 40 domestic subsidiaries including POSCO ENGINEERING & CONSTRUCTION CO., LTD., 139 foreign subsidiaries including POSCO America Corporation (collectively “the Company”) and its 111 associates and joint ventures are as follows:

(a) The controlling company

POSCO, the controlling company, was incorporated on April 1, 1968, under the Commercial Code of the Republic of Korea to manufacture and sell steel rolled products and plates in the domestic and foreign markets.

The shares of POSCO have been listed on the Korea Exchange on June 10, 1988. POSCO owns and operates two steel plants (Pohang and Gwangyang) and one office in Korea and it also operates internationally through six of its overseas liaison offices.

As of December 31, 2017, POSCO’s shareholders are as follows:

Shareholder’s name	Number of shares	Ownership (%)
National Pension Service	9,660,885	11.08
Nippon Steel & Sumitomo Metal Corporation(*1)	2,894,712	3.32
BlackRock Institutional Trust Company, N.A.(*1)	2,483,875	2.85
Government of Singapore Investment Corp Private Limited	1,934,312	2.22
KB Financial Group Inc. and subsidiaries(*2)	1,919,361	2.20
Others	68,293,690	78.33

	87,186,835	100.00

(*1)	Includes American Depository Receipts (ADRs) of POSCO, each of which represents 0.25 share of POSCO’s common share which has par value of ￦5,000 per share.

(*2)	Includes shares held by subsidiaries pursuant to Articles of Incorporation.

As of December 31, 2017, the shares of POSCO are listed on the Korea Exchange, while its ADRs are listed on the New York Stock Exchange.

(b) Consolidated subsidiaries

Details of consolidated subsidiaries as of December 31, 2016 and 2017 are as follows:

	Principal operations	Ownership (%)
		December 31, 2016			December 31, 2017
		POSCO	Subsidiaries	Total	POSCO	Subsidiaries	Total	Region
[Domestic]
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	Engineering and construction	52.80	—	52.80	52.80	—	52.80		Pohang
POSCO Processing & Service	Steel sales and trading	93.95	0.45	94.40	93.95	0.45	94.40		Seoul
POSCO COATED & COLOR STEEL Co., Ltd.	Coated steel manufacturing	56.87	—	56.87	56.87	—	56.87		Pohang
POSCO ICT	Computer hardware and software distribution	65.38	—	65.38	65.38	—	65.38		Pohang
POSCO Research Institute	Economic research and consulting	100.00	—	100.00	100.00	—	100.00		Seoul
POSMATE	Business facility maintenance	57.25	11.05	68.30	83.83	16.17	100.00		Seoul
POSCO A&C	Architecture and consulting	100.00	—	100.00	100.00	—	100.00		Seoul
POSCO Venture Capital Co., Ltd.	Investment in venture companies	95.00	—	95.00	95.00	—	95.00		Pohang
eNtoB Corporation	Electronic commerce	7.50	53.63	61.13	7.50	53.63	61.13		Seoul
POSCO CHEMTECH	Refractories manufacturing and sales	60.00	—	60.00	60.00	—	60.00		Pohang
POSCO-Terminal Co., Ltd.	Transporting and warehousing	51.00	—	51.00	51.00	—	51.00		Gwangyang
POSCO M-TECH	Packing materials manufacturing and sales	48.85	—	48.85	48.85	—	48.85		Pohang
POSCO ENERGY CO., LTD.	Generation of electricity	89.02	—	89.02	89.02	—	89.02		Seoul
POSCO NIPPON STEEL RHF JOINT VENTURE.CO.,Ltd.	Steel byproduct manufacturing and sales	70.00	—	70.00	70.00	—	70.00		Pohang
MegaAsset Co.,Ltd.	Real estate rental and sales	—	100.00	100.00	—	100.00	100.00		Incheon
Future Creation Fund Postech Early Stage account	Investment in venture companies	—	40.00	40.00	—	40.00	40.00		Seoul
POSCO WOMAN’S FUND	Investment in venture companies	—	40.00	40.00	—	40.00	40.00		Seoul
POSPOWER Co., Ltd.	Generation of electricity	—	100.00	100.00	—	100.00	100.00		Samcheok
Songdo Posco Family housing	House manufacturing and management	—	100.00	100.00	—	100.00	100.00		Incheon
Posco Group University	Education service and real estate business	100.00	—	100.00	100.00	—	100.00		Incheon
HOTEL LAONZENA	Hotel business	—	100.00	100.00	—	100.00	100.00		Daegu
Growth Ladder POSCO K-Growth Global Fund	Investment in venture companies	—	50.00	50.00	—	50.00	50.00		Pohang
2015 POSCO New technology II Fund	Investment in venture companies	—	25.00	25.00	—	25.00	25.00		Pohang
POCA STEM Co., Ltd	Stem cell medicine development	—	100.00	100.00	—	100.00	100.00	Seoul
Posco e&c Songdo International Building	Non-residential building rental	—	100.00	100.00	—	100.00	100.00	Seoul
POSCO ES MATERIALS CO., Ltd.	Secondary and storage battery manufacturing	75.32	—	75.32	75.32	—	75.32	Gumi
Poscoene	Refuse derived fuel and power generation	—	100.00	100.00	—	100.00	100.00	Seoul
POSCO Humans	Construction	90.30	—	90.30	90.30	—	90.30	Pohang
Mapo Hibroad Parking co., Ltd.	Construction	—	70.99	70.99	—	71.00	71.00	Seoul
BLUE O&M Co.,Ltd.	Engineering service	—	100.00	100.00	—	100.00	100.00	Pohang
Busan E&E Co,. Ltd.	Refuse derived fuel and power generation	70.00	—	70.00	70.00	—	70.00	Busan
POSCO Family Strategy Fund	Investment in venture companies	69.91	30.09	100.00	69.91	30.09	100.00	Pohang
POSCO DAEWOO Corporation	Trading, energy & resource development and others	60.31	—	60.31	62.90	0.04	62.94	Seoul
Pohang Scrap Recycling Distribution Center Co., Ltd.	Steel processing and sales	—	51.00	51.00	—	51.00	51.00	Pohang
PSC Energy Global Co., Ltd.	Investment in energy industry	—	100.00	100.00	—	100.00	100.00	Pohang
Suncheon Eco Trans Co., Ltd	Train manufacturing and management	100.00	—	100.00	100.00	—	100.00	Suncheon
POSCO Research & Technology	Intellectual Property Services and consulting	—	—	—	100.00	—	100.00	Seoul
Kyobo Securities Bond Plus 6M Professional Private Equity Trust W-2	Private equity trust	—	—	—	97.47	—	97.47	Seoul
Kyobo Securities Bond Plus 6M Professional Private Equity Trust W-5	Private equity trust	—	—	—	—	99.67	99.67	Seoul
Mirae Asset Smart Q Sigma 2.0 Professional Private Equity Trust	Private equity trust	—	—	—	99.01	—	99.01	Seoul
IT Engineering CO. Ltd	Automotive engineering service	—	17.00	17.00	—	—	—	Seoul
POSCO Engineering CO.,Ltd	Construction and engineering service	—	95.56	95.56	—	—	—	Incheon
[Foreign]
POSCO America Corporation	Steel trading	99.45	0.55	100.00	99.45	0.55	100.00	USA
POSCO AUSTRALIA PTY LTD	Raw material sales & mine development	100.00	—	100.00	100.00	—	100.00	Australia
POSCO Canada Ltd.	Coal sales	—	100.00	100.00	—	100.00	100.00	Canada
POSCO Asia Co., Ltd.	Steel and raw material trading	100.00	—	100.00	100.00	—	100.00	China
POSCO-CTPC Co., Ltd.	Steel manufacturing and sales	56.60	43.40	100.00	56.60	43.40	100.00	China
POSCO E&C Vietnam Co., Ltd.	Steel structure manufacturing and sales	—	100.00	100.00	—	100.00	100.00	Vietnam
Zhangjiagang Pohang Stainless Steel Co., Ltd.	Stainless steel manufacturing and sales	58.60	23.88	82.48	58.60	23.88	82.48	China
POSCO(Guangdong) Coated Steel Co., Ltd.	Plating steel sheet manufacturing and sales	87.04	10.04	97.08	87.04	10.04	97.08	China
POSCO (Thailand) Company Limited	Steel manufacturing and sales	85.62	14.38	100.00	88.58	11.42	100.00	Thailand
Myanmar POSCO Steel Co., Ltd	Zinc relief manufacturing and sales	70.00	—	70.00	70.00	—	70.00	Myanmar
POSCO-MKPC SDN BHD	Steel manufacturing and sales	44.69	25.31	70.00	44.69	25.31	70.00	Malaysia
Qingdao Pohang Stainless Steel Co., Ltd.	Stainless steel manufacturing and sales	70.00	30.00	100.00	70.00	30.00	100.00	China
POSCO(Suzhou) Automotive Processing Center Co., Ltd.	Steel manufacturing and sales	90.00	10.00	100.00	90.00	10.00	100.00	China
POSCO-China Qingdao Processing Center Co., Ltd.	Steel manufacturing and sales	—	100.00	100.00	—	100.00	100.00	China
POS-ORE PTY LTD	Iron ore sales and sales	—	100.00	100.00	—	100.00	100.00	Australia
POSCO-China Holding Corp.	Holding company	100.00	—	100.00	100.00	—	100.00	China
POSCO JAPAN Co., Ltd.	Steel trading	100.00	—	100.00	100.00	—	100.00	Japan
POS-CD PTY LTD	Coal sales	—	100.00	100.00	—	100.00	100.00	Australia
POS-GC PTY LTD	Coal sales	—	100.00	100.00	—	100.00	100.00	Australia
POSCO-India Private Limited	Steel manufacturing and sales	99.99	—	99.99	99.99	—	99.99	India
POSCO-India Pune Processing Center. Pvt. Ltd.	Steel manufacturing and sales	65.00	—	65.00	65.00	—	65.00	India
POSCO Japan PC CO., LTD	Steel manufacturing and sales	—	86.12	86.12	—	86.12	86.12	Japan
POSCO-CFPC Co., Ltd.	Steel manufacturing and sales	39.60	60.40	100.00	39.60	60.40	100.00	China
POSCO E&C CHINA Co., Ltd.	Civil engineering and construction	—	100.00	100.00	—	100.00	100.00	China
POSCO MPPC S.A. de C.V.	Steel manufacturing and sales	—	95.00	95.00	21.02	75.29	96.31	Mexico
Zhangjigang Pohang Port Co., Ltd.	Loading and unloading service	—	100.00	100.00	—	100.00	100.00	China
POSCO-VIETNAM Co., Ltd.	Steel manufacturing and sales	100.00	—	100.00	100.00	—	100.00	Vietnam
POSCO MEXICO S.A. DE C.V.	Automotive steel sheet manufacturing and sales	84.84	15.16	100.00	84.84	15.16	100.00	Mexico
POSCAN Elkview	Coal sales	—	100.00	100.00	—	100.00	100.00	Canada
POSCO-Poland Wroclaw Processing Center Sp. z o. o.	Steel manufacturing and sales	60.00	—	60.00	60.00	—	60.00	Poland
POS-NP PTY LTD	Coal sales	—	100.00	100.00	—	100.00	100.00	Australia
POSCO RUS LLC	Trading and business development	90.00	10.00	100.00	90.00	10.00	100.00	Russia
POSCO DAEWOO WAIGAIQIAO SHANGHAI CO., LTD	Intermediary trade & bonded warehouse operation	—	100.00	100.00	—	100.00	100.00	China
PT. Bio Inti Agrindo	Forest resources development	—	85.00	85.00	—	85.00	85.00	Indonesia
POSCO ENGINEERING AND CONSTRUCTION AUSTRALIA PTY LTD	Iron ore development and sales	—	100.00	100.00	—	100.00	100.00	Australia
POSCO-TISCO (JILIN) PROCESSING CENTER Co., Ltd.	Steel manufacturing and sales	50.00	10.00	60.00	50.00	10.00	60.00	China
POSCO Thainox Public Company Limited	STS cold-rolled steel manufacturing and sales	84.93	—	84.93	84.88	—	84.88	Thailand
Hunchun Posco Hyundai Logistics	Logistics	—	80.00	80.00	—	80.00	80.00	China
POSCO DAEWOO VIETNAM CO., LTD	Trading business	—	100.00	100.00	—	100.00	100.00	Vietnam
POSCO(Chongqing) Automotive Processing Center Co., Ltd.	Steel manufacturing and sales	90.00	10.00	100.00	90.00	10.00	100.00	China
SUZHOU POSCO-CORE TECHNOLOGY CO., LTD.	Component manufacturing and sales	—	100.00	100.00	—	100.00	100.00	China
PT.Krakatau Posco Chemtech Calcination	Quicklime manufacturing and sales	—	80.00	80.00	—	80.00	80.00	Indonesia
POSCO AFRICA (PROPRIETARY) LIMITED	Mine development	100.00	—	100.00	100.00	—	100.00	South Africa
POSCO ICT BRASIL	IT service and engineering	—	100.00	100.00	—	100.00	100.00	Brazil
LA-SRDC	Scrap manufacturing	—	100.00	100.00	—	100.00	100.00	USA
DONG FANG JIN HONG	Real estate development, rental and management	—	100.00	100.00	—	100.00	100.00	China
POSCO AMERICA COMERCIALIZADORA S DE RL DE CV	Human resource service	—	100.00	100.00	—	100.00	100.00	Mexico
POSCO(Guangdong) Automotive Steel Co., Ltd.	Steel manufacturing and sales	83.64	10.00	93.64	83.64	10.00	93.64	China
POSCO-Malaysia SDN. BHD.	Steel manufacturing and sales	81.79	13.63	95.42	81.79	13.63	95.42	Malaysia
PT KRAKATAU BLUE WATER	Wastewater treatment facilities operation and maintenance	—	67.00	67.00	—	67.00	67.00	Indonesia
POSCO DAEWOO MYANMAR CORPORATION LIMITED	Trading business	—	100.00	100.00	—	100.00	100.00	Myanmar
POSCO-Italy Processing Center	Stainless steel sheet manufacturing and sales	80.00	10.00	90.00	80.00	10.00	90.00	Italy
POSCO DAEWOO E&P CANADA CORPORATION	Crude oil and natural gas mining	—	100.00	100.00	—	100.00	100.00	Canada
Myanmar POSCO C&C Company, Limited.	Steel manufacturing and sales	—	70.00	70.00	—	70.00	70.00	Myanmar
POSCO ICT VIETNAM	IT service and electric control engineering	—	100.00	100.00	—	100.00	100.00	Vietnam
Daewoo Global Development. Pte., Ltd	Real estate development	—	51.00	51.00	—	81.51	81.51	Myanmar
Myanmar POSCO Engineering & Construction Company, Limited.	Construction and engineering service	—	100.00	100.00	—	100.00	100.00	Myanmar
POS-Minerals Corporation	Mine development management and sales	—	100.00	100.00	—	100.00	100.00	USA
POSCO(Wuhu) Automotive Processing Center Co., Ltd.	Steel manufacturing and sales	68.57	31.43	100.00	68.57	31.43	100.00	China
POSCO Engineering and Construction India Private Limited	Civil engineering and construction	—	100.00	100.00	—	100.00	100.00	India
POSCO COATED STEEL (THAILAND) CO., LTD.	Automotive steel sheet manufacturing and sales	100.00	—	100.00	100.00	—	100.00	Thailand
Daewoo Amara Company Limited	Real estate development	—	98.54	98.54	—	85.00	85.00	Myanmar
Daewoo Power and Infra (PTY) Limited	Electricity	—	100.00	100.00	—	100.00	100.00	South Africa
POSMATE-CHINA CO., LTD	Business facility maintenance	—	100.00	100.00	—	100.00	100.00	China
Daewoo Precious Resources Co., Ltd.	Resources development	—	70.00	70.00	—	70.00	70.00	Myanmar
POSCO-Mexico Villagran Wire-rod Processing Center	Steel manufacturing and sales	56.75	10.00	66.75	56.75	10.00	66.75	Mexico
POSCO-CDSFC	Steel structure manufacturing	50.20	49.80	100.00	50.20	49.80	100.00	China
POSCO ChengDu Processing Center	Steel manufacturing and sales	33.00	10.00	43.00	33.00	10.00	43.00	China
POSCO SUZHOU Processing Center Co., Ltd.	Steel manufacturing and sales	30.00	70.00	100.00	30.00	70.00	100.00	China
POSCO E&C SMART S DE RL DE CV	Civil engineering and construction	—	100.00	100.00	—	100.00	100.00	Mexico
POSCO Philippine Manila Processing Center, Inc.	Steel manufacturing and sales	—	100.00	100.00	—	100.00	100.00	Philippines
POSCO E&C HOLDINGS CO., Ltd.	Holding company	—	100.00	100.00	—	100.00	100.00	Thailand
POSCO E&C (THAILAND) CO., Ltd.	Construction and engineering	—	100.00	100.00	—	100.00	100.00	Thailand
Daewoo Power PNG Ltd.	Electricity production	—	100.00	100.00	—	100.00	100.00	Papua New Guinea
PT.Krakatau Posco Social Enterprise	Social enterprise	—	100.00	100.00	—	100.00	100.00	Indonesia
Ventanas Philippines Construction Inc	Construction	—	100.00	100.00	—	100.00	100.00	Philippines
POSCO E&C Mongolia	Construction and engineering service	—	100.00	100.00	—	100.00	100.00	Mongolia
POSCO Gulf SFC LLC	Steel manufacturing and sales	—	81.93	81.93	—	97.76	97.76	United Arab Emirates
SANPU TRADING Co., Ltd.	Raw material trading	—	70.00	70.00	—	70.00	70.00	China
Zhangjiagang BLZ Pohang International Trading	Steel Intermediate trade	—	100.00	100.00	—	100.00	100.00	China
POSCO MESDC S.A. DE C.V.	Logistics & Steel sales	—	56.80	56.80	—	56.80	56.80	Mexico
POSCO ICT-China	IT service and DVR business	—	100.00	100.00	—	100.00	100.00	China
Pos-Sea Pte Ltd	Steel Intermediate trade	—	67.54	67.54	—	100.00	100.00	Singapore
POSCO Europe Steel Distribution Center	Logistics & Steel sales	50.00	20.00	70.00	50.00	20.00	70.00	Slovenia
POSCO ENGINEERING (THAILAND) CO., LTD.	Construction and engineering service	—	100.00	100.00	—	100.00	100.00	Thailand
POSCO VST CO., LTD.	Stainless steel sheet manufacturing and sales	95.65	—	95.65	95.65	—	95.65	Vietnam
POSCO Maharashtra Steel Private Limited	Steel manufacturing and sales	100.00	—	100.00	100.00	—	100.00	India
POSCO India Chennai Steel Processing Center Pvt. Ltd.	Steel manufacturing and sales	100.00	—	100.00	93.34	1.98	95.32	India
POSCO TNPC Otomotiv Celik San. Ve Tic. A.S	Steel manufacturing and sales	100.00	—	100.00	100.00	—	100.00	Turkey
POSCO VIETNAM HOLDINGS CO., LTD (formerly, POSCO VNPC Co., Ltd.)	Steel manufacturing and sales	70.00	—	70.00	83.54	5.29	88.83	Vietnam
POSCO(Liaoning) Automotive Processing Center Co., Ltd.	Steel manufacturing and sales	90.00	10.00	100.00	90.00	10.00	100.00	China
POSCO-Indonesia Jakarta Processing Center	Steel manufacturing and sales	65.00	20.00	85.00	65.00	20.00	85.00	Indonesia
POSCO E&C VENEZUELA C.A.	Civil engineering and construction	—	100.00	100.00	—	100.00	100.00	Venezuela
PT.MRI	Mine development	65.00	—	65.00	65.00	—	65.00	Indonesia
POSCO TMC INDIA PRIVATE LIMITED	Steel manufacturing and sales	—	100.00	100.00	—	100.00	100.00	India
POSCO-AAPC	Steel manufacturing and sales	—	97.80	97.80	—	97.80	97.80	USA
PT PEN INDONESIA	Construction	—	100.00	100.00	—	100.00	100.00	Indonesia
POSCO(Yantai) Automotive Processing Center Co., Ltd.	Steel manufacturing and sales	90.00	10.00	100.00	90.00	10.00	100.00	China
POSCO India Steel Distribution Center Private Ltd.	Steel logistics	—	100.00	100.00	—	100.00	100.00	India
POSCO China Dalian Plate Processing Center Co., Ltd.	Plate manufacturing and sales	80.00	10.00	90.00	80.00	10.00	90.00	China
POSCO-South Asia Company Limited	Steel sales	100.00	—	100.00	100.00	—	100.00	Thailand
POSCO SS-VINA Co., Ltd	Steel manufacturing and sales	100.00	—	100.00	100.00	—	100.00	Vietnam
PT.POSCO ICT INDONESIA	IT service and electric control engineering	—	66.99	66.99	—	66.99	66.99	Indonesia
POSCO NCR Coal Ltd.	Coal sales	—	100.00	100.00	—	100.00	100.00	Canada
POSCO WA PTY LTD	Iron ore sales & mine development	100.00	—	100.00	100.00	—	100.00	Australia
POSCO Engineering and Construction - UZ	Civil engineering and construction	—	100.00	100.00	—	100.00	100.00	Uzbekistan
POSCO AUSTRALIA GP PTY LIMITED	Resource development	—	100.00	100.00	—	100.00	100.00	Australia
POSCO DAEWOO POWER (PNGPOM) LTD.	Electricity production	—	100.00	100.00	—	100.00	100.00	Papua New Guinea
PT. KRAKATAU POSCO ENERGY	Electricity production construction and operation	—	90.00	90.00	—	90.00	90.00	Indonesia
POSCO DAEWOO AMERICA CORP.	Trading business	—	100.00	100.00	—	100.00	100.00	USA
POSCO DAEWOO DEUTSCHLAND GMBH	Trading business	—	100.00	100.00	—	100.00	100.00	Germany
POSCO DAEWOO JAPAN Corp	Trading business	—	100.00	100.00	—	100.00	100.00	Japan
POSCO DAEWOO SINGAPORE PTE LTD.	Trading business	—	100.00	100.00	—	100.00	100.00	Singapore
POSCO DAEWOO ITALIA S.R.L.	Trading business	—	100.00	100.00	—	100.00	100.00	Italy
POSCO DAEWOO CHINA CO., LTD	Trading business	—	100.00	100.00	—	100.00	100.00	China
Daewoo Textile LLC	Textile manufacturing	—	100.00	100.00	—	100.00	100.00	Uzbekistan
POSCO DAEWOO AUSTRALIA HOLDINGS PTY. LTD.	Resource development	—	100.00	100.00	—	100.00	100.00	Australia
POSCO MAURITIUS LIMITED	Coal development and sales	—	100.00	100.00	—	100.00	100.00	Mauritius
PT. KRAKATAU POSCO	Steel manufacturing and sales	70.00	—	70.00	70.00	—	70.00	Indonesia
POSCO DAEWOO MEXICO S.A. de C.V.	Trading business	—	100.00	100.00	—	100.00	100.00	Mexico
Daewoo International Guangzhou Corp.	Trading business	—	100.00	100.00	—	100.00	100.00	China
POSCO DAEWOO MALAYSIA SDN BHD	Trading business	—	100.00	100.00	—	100.00	100.00	Malaysia
PT.POSCO INDONESIA INTI	Mine development	99.99	—	99.99	99.99	—	99.99	Indonesia
POSCO DAEWOO SHANGHAI CO., LTD.	Trading business	—	100.00	100.00	—	100.00	100.00	China
PGSF, L.P.	Investment in bio tech Industry	—	100.00	100.00	—	100.00	100.00	USA
POSCO DAEWOO INDIA PVT., LTD.	Trading business	—	100.00	100.00	—	100.00	100.00	India
POSCO(Dalian) IT Center Development Co., Ltd.	Real estate development and investment	—	100.00	100.00	—	100.00	100.00	China
PT. POSCO E&C INDONESIA	Civil engineering and construction	—	100.00	100.00	—	100.00	100.00	Indonesia
HUME COAL PTY LTD	Raw material manufacturing	—	100.00	100.00	—	100.00	100.00	Australia
Brazil Sao Paulo Steel Processing Center	Steel manufacturing and sales	—	76.00	76.00	—	76.00	76.00	Brazil
DAESAN (CAMBODIA) Co., Ltd.	Real estate development and investment	—	100.00	100.00	—	100.00	100.00	Cambodia
POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA.	Construction	—	100.00	100.00	—	100.00	100.00	Brazil
POSCO ASSAN TST STEEL INDUSTRY	Steel manufacturing and sales	60.00	10.00	70.00	60.00	10.00	70.00	Turkey
HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd.	Real estate development and investment	—	100.00	100.00	—	100.00	100.00	Hong Kong
Zhangjiagang Pohang Refractories Co., Ltd. (*1)	Refractory materials sales & furnace maintenance	—	—	—	—	51.00	51.00	China
Golden Lace DAEWOO Company Limited	Rice processing	—	—	—	—	60.00	60.00	Myanmar
POSCO RU Limited Liability Company	Trade and business development	—	—	—	100.00	—	100.00	Russia
POSCO DAEWOO UKRAINE LLC	Grain sales	—	—	—	—	100.00	100.00	Ukraine
KIS Devonian Canada Corporation	Petroleum gas extraction	—	—	—	—	100.00	100.00	Canada
POSEC Hawaii, Inc.	Real estate Industry	—	100.00	100.00	—	—	—	USA
POSCO India Delhi Steel Processing Center Private Limited	Steel manufacturing and sales	66.40	10.00	76.40	—	—	—	India
USA-SRDC	Scrap sales	—	100.00	100.00	—	—	—	USA
POSCO-Vietnam Processing Center Co., Ltd.	Steel manufacturing and sales	87.07	4.98	92.05	—	—	—	Vietnam
POSCO MAPC SA DE CV	Automotive steel sheet manufacturing and sales	80.00	20.00	100.00	—	—	—	Mexico
Yingkou Puxiang Trade Co.,Ltd.	Refractory quality test & import and export	—	100.00	100.00	—	—	—	China
SANTOS CMI Guatemala S.A.	Construction and engineering service	—	100.00	100.00	—	—	—	Guatemala
POSCO India Ahmedabad Steel Processing Center Pvt.Ltd.	Steel manufacturing and sales	100.00	—	100.00	—	—	—	India
COINSA INGENIERIA Y PETROQUIMICA S.R.L	Construction	—	50.00	50.00	—	—	—	Bolivia
POSCO VIETNAM HOLDINGS CO., LTD	Holding company	79.28	20.72	100.00	—	—	—	Vietnam
Kwanika Copper Corporation (formerly, Daewoo Minerals Canada Corporation) (*2)	Resources development	—	100.00	100.00	—	—	—	Canada
Chongqing POSCO CISL Automotive Steel Co., Ltd.	Automotive steel sheet manufacturing and sales	51.00	—	51.00	—	—	—	China
POSCO YongXin Rare Earth Metal Co., Ltd.	Magnet material manufacturing and sales	—	51.60	51.60	—	—	—	China
PT. POSCO MTECH INDONESIA	Steelmaking materials manufacturing and sales	—	99.98	99.98	—	—	—	Indonesia
POSCO (Zhangjiagang) STS Processing Center Co., Ltd	Steel manufacturing and sales	—	100.00	100.00	—	—	—	China
EPC EQUITIES LLP	Engineering, procurement and construction	—	80.00	80.00	—	—	—	England
SANTOS CMI CONSTRUCTION TRADING LLP	Engineering, procurement and construction	—	99.90	99.90	—	—	—	England
SANTOS CMI INC. USA	Engineering, procurement and construction	—	100.00	100.00	—	—	—	USA
SANTOS CMI ENGENHARIA E CONSTRUCOES LTDA	Engineering, procurement and construction	—	99.98	99.98	—	—	—	Brazil
SANTOS CMI PERU S.A.	Engineering, procurement and construction	—	99.99	99.99	—	—	—	Peru
SANTOS CMI CONSTRUCCIONES S.A.	Engineering, procurement and construction	—	100.00	100.00	—	—	—	Uruguay
GENTECH INTERNATIONAL INC.	Engineering, procurement and construction	—	90.00	90.00	—	—	—	Panama
SANTOS CMI S.A.	Engineering, procurement and construction	—	80.00	80.00	—	—	—	Ecuador
SANTOS CMI CONSTRUCCIONES DE CHILE S.A.	Engineering, procurement and construction	—	99.00	99.00	—	—	—	Chile
COMPANIA DE AUTOMATIZACION &CONTROL, GENESYS S.A.	Engineering, procurement and construction	—	90.00	90.00	—	—	—	Ecuador
POSCO Electrical Steel India Private Limited	Electrical steel manufacturing and sales	100.00	—	100.00	—	—	—	India

(*1)	Reclassified to subsidiary from associate during the year ended December 31, 2017.

(*2)	Reclassified to joint venture from subsidiary during the year ended December 31, 2017.

The equity of controlling company increased by ￦8,650 million (POSCO Processing & Service and others) and ￦16,288 million (POSCO DAEWOO Corporation, POSMATE and others) in 2016 and 2017, respectively, as a result of changes in the Company’s ownership interests in subsidiaries that did not result in a loss of control.

Cash dividends paid to POSCO by subsidiaries in 2015, 2016 and 2017 amounted to ￦437,194 million, ￦75,830 million and ￦70,087 million, respectively.

As of December 31, 2017, there are no restrictions on the ability of subsidiaries to transfer funds to the controlling company, such as in the form of cash dividends, repayment of loans or payment of advances.

(c) Details of non-controlling interest as of and for the years ended December 31, 2015, 2016 and 2017 are as follows:

1) December 31, 2015

	POSCO DAEWOO Corporation		PT. KRAKATAU POSCO	POSCO CHEMTECH	POSCO ENGINEERING & CONSTRUCTION CO., LTD.	POSCO ENERGY CO., LTD.	Others	Total
	(in millions of Won)
Current assets	￦	3,930,857	441,999	360,812	5,115,325	590,460	9,648,917	20,088,370
Non-current assets		4,777,482	3,363,935	248,549	1,756,367	3,333,351	7,776,264	21,255,948
Current liabilities		(3,568,714)	(1,004,002)	(106,167)	(3,125,697)	(663,945)	(9,692,004)	(18,160,529)
Non-current liabilities		(1,941,909)	(2,315,554)	(5,405)	(768,529)	(2,420,547)	(2,567,980)	(10,019,924)
Equity		3,197,716	486,378	497,789	2,977,466	839,319	5,165,197	13,163,865
Non-controlling interests		1,269,096	145,913	199,116	1,405,391	535,878	1,182,137	4,737,531
Sales		16,890,723	1,227,266	1,175,272	6,866,802	1,909,919	25,784,254	53,854,236
Profit (loss) for the period		79,092	(398,438)	35,516	108,895	15,831	(835,389)	(994,493)
Profit (loss) attributable to non-controlling interests		31,390	(119,531)	14,206	51,399	1,738	(247,106)	(267,904)
Cash flows from operating activities		433,493	(13,595)	19,921	434,257	6,075	(72,371)	807,780
Cash flows from investing activities		(74,644)	(8,994)	25,318	21,075	(20,980)	(110,712)	(168,937)
Cash flows from financing activities (before dividends to non-controlling interest)		(340,532)	18,886	66	69,615	11,572	289,715	49,322
Dividend to non-controlling interest		(22,597)	—	(4,135)	(703)	(24,125)	(145,582)	(197,142)
Effect of exchange rate fluctuation on cash held		430	83	—	819	—	3,502	4,834
Net increase (decrease) in cash and cash equivalents		(3,850)	(3,620)	41,170	525,063	(27,458)	(35,448)	495,857

2) December 31, 2016

	POSCO DAEWOO Corporation		PT. KRAKATAU POSCO	POSCO CHEMTECH	POSCO ENGINEERING & CONSTRUCTION CO., LTD.	POSCO ENERGY CO., LTD.	Others	Total
	(in millions of Won)
Current assets	￦	4,038,313	460,376	397,370	5,163,436	713,039	9,696,140	20,468,674
Non-current assets		4,510,085	3,304,292	243,401	1,710,398	3,038,665	7,749,277	20,556,118
Current liabilities		(3,662,811)	(1,120,077)	(109,016)	(3,284,090)	(937,668)	(9,669,053)	(18,782,715)
Non-current liabilities		(1,681,182)	(2,337,612)	(2,337)	(855,791)	(2,172,226)	(2,856,498)	(9,905,646)
Equity		3,204,405	306,979	529,418	2,733,953	641,810	4,919,866	12,336,431
Non-controlling interests		1,271,750	92,094	211,767	1,290,450	514,200	945,962	4,326,223
Sales		15,417,550	1,244,711	1,076,455	5,352,395	1,657,890	23,251,563	48,000,564
Profit (loss) for the period		113,832	(187,151)	41,829	(760,187)	(130,809)	(461,034)	(1,383,520)
Profit (loss) attributable to non-controlling interests		45,177	(56,145)	16,732	(358,815)	(14,357)	(312,297)	(679,705)
Cash flows from operating activities		337,338	45,672	30,295	(211,182)	18,107	53,050	273,280
Cash flows from investing activities		(35,054)	(8,804)	(42,021)	(102,939)	(1,047)	(253,206)	(443,071)
Cash flows from financing activities (before dividends to non-controlling interest)		(295,226)	(36,286)	(1,250)	(20,953)	(2,875)	204,797	(151,793)
Dividend to non-controlling interest		(22,597)	—	(4,726)	(14,800)	(24,378)	(7,349)	(73,850)
Effect of exchange rate fluctuation on cash held		10	67	1	760	—	1,687	2,525
Net increase (decrease) in cash and cash equivalents		(15,529)	649	(17,701)	(349,114)	(10,193)	(1,021)	(392,909)

3) December 31, 2017

	POSCO DAEWOO Corporation		PT. KRAKATAU POSCO	POSCO CHEMTECH	POSCO ENGINEERING & CONSTRUCTION CO., LTD.	POSCO ENERGY CO., LTD.	Others	Total
	(in millions of Won)
Current assets	￦	4,483,544	557,041	441,325	4,878,251	1,054,538	8,579,813	19,994,512
Non-current assets		4,590,394	2,771,504	316,724	2,444,616	2,859,824	6,676,559	19,659,621
Current liabilities		(4,221,443)	(1,237,255)	(145,649)	(3,896,680)	(785,462)	(8,313,902)	(18,600,391)
Non-current liabilities		(1,549,013)	(1,933,247)	(970)	(833,403)	(2,200,065)	(2,048,454)	(8,565,152)
Equity		3,303,482	158,043	611,430	2,592,784	928,835	4,894,016	12,488,590
Non-controlling interests		1,224,303	47,413	244,572	1,223,816	762,390	974,941	4,477,435
Sales		20,891,526	1,635,837	1,163,918	5,794,532	1,578,026	23,547,072	54,610,911
Profit (loss) for the period		115,321	(117,729)	101,019	169,011	70,795	258,053	596,470
Profit (loss) attributable to non-controlling interests		42,739	(35,318)	40,408	79,775	7,770	39,605	174,979
Cash flows from operating activities		128,875	(27,817)	20,042	(84,840)	30,295	140,418	206,973
Cash flows from investing activities		(86,365)	(5,502)	(18,699)	(171,924)	(2,792)	(63,621)	(348,903)
Cash flows from financing activities (before dividends to non-controlling interest)		(19,295)	31,782	8	150,801	220,317	(38,090)	345,523
Dividend to non-controlling interest		(22,597)	—	(7,088)	—	(24,183)	(12,777)	(66,645)
Effect of exchange rate fluctuation on cash held		(459)	(147)	(6)	(3,541)	—	(15,532)	(19,685)
Net increase (decrease) in cash and cash equivalents		159	(1,684)	(5,743)	(109,504)	223,637	10,398	117,263

(d) Details of associates and joint ventures

1) Associates

Details of associates as of December 31, 2016 and 2017 are as follows:

		Ownership (%)
Investee	Category of business	2016	2017	Region
[Domestic]
EQP POSCO Global NO1 Natural Resources PEF	Investment in new technologies	29.37	31.14		Seoul
POSCO PLANTEC Co., Ltd. (*2)	Construction of industrial plant	73.94	73.94		Ulsan
SNNC	Raw material manufacturing and sales	49.00	49.00		Gwangyang
QSONE Co.,Ltd.	Real estate rental and facility management	50.00	50.00		Seoul
Chun-cheon Energy Co., Ltd	Electricity generation	29.90	45.67		Chuncheon
Incheon-Gimpo Expressway Co., Ltd. (*1)	Construction	20.04	18.26		Anyang
BLUE OCEAN Private Equity Fund	Private equity financial	27.52	27.52		Seoul
UITrans LRT Co., Ltd.	Transporting	38.19	38.19		Seoul
Keystone NO. 1. Private Equity Fund	Private equity financial	40.45	40.45		Seoul
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd	Real estate development	29.53	29.53		Chungju
Daesung Steel (*1)	Steel sales	17.54	17.54		Busan
KoFC POSCO HANWHA KB Shared Growth NO. 2. Private Equity Fund (*1)	Investment in new technologies	12.50	12.50		Seoul
KONES, Corp.	Technical service	41.67	41.67		Gyeongju
Gale International Korea, LLC	Real estate rental	29.90	29.90		Seoul
Pohang Techno Valley PFV Corporation (*3)	Real estate development, supply and rental	30.28	57.39		Pohang
Gunggi Green Energy (*1)	Electricity generation	19.00	19.00		Hwaseong
Pohang Special Welding Co.,Ltd.	Welding material and tools manufacturing and sales	50.00	50.00		Pohang
KC Chemicals CORP (*1)	Machinery manufacturing	19.00	19.00		Hwaseong
Posco-IDV Growth Ladder IP Fund (*1)	Investment in new technologies	17.86	17.86		Seoul
DAEHO GLOBAL MANAGEMENT CO., LTD.	Investment advisory service	35.82	35.82		Pohang
Clean Gimpo Co., Ltd.	Construction	29.58	29.58		Gimpo
Postech Early Stage Fund (*1)	Investment in new technologies	10.00	10.00		Pohang
POSCO Energy Valley Fund	Investment in new technologies	20.00	20.00		Pohang
Pureun Tongyeong Enviro Co., Ltd.	Sewerage treatment	20.40	20.40		Tongyeong
Posgreen Co., Ltd. (*1)	Lime and plaster manufacturing	19.00	19.00		Gwangyang
Pohang E&E Co,. Ltd.	Investment in waste energy	30.00	30.00		Pohang
POSTECH Social Enterprise Fund (*1)	Investment in new technologies	9.17	9.17		Seoul
Applied Science Corp.	Machinery manufacturing	24.88	23.87		Paju
Noeul Green Energy (*1)	Electricity generation	10.00	10.00		Seoul
Pohang Techno Valley AMC	Construction	29.50	29.50		Pohang
New Songdo International City Development, LLC	Real estate rental	29.90	29.90		Seoul
Mokpo Deayang Industrial Corporation	Real estate development and rental	27.40	27.40		Mokpo
Clean Iksan Co., Ltd.	Construction	23.50	23.50		Iksan
Innovalley Co., Ltd.	Real estate development	28.77	28.77		Yongin
Pure Gimpo Co., Ltd.	Construction	28.79	28.79		Seoul
Garolim Tidal Power Plant Co.,Ltd	Tidal power plant construction and management	32.13	32.13		Seosan
2016 PoscoPlutus New Technology Investment Fund	Investment in new technologies	25.17	25.17		Seoul
Hyundai Invest Guggenheim CLO Private Special Asset Investment Trust II	Investment in new technologies	38.47	38.47		Seoul
PoscoPlutus Bio Fund (*1)	Investment in new technologies	11.97	11.97		Seoul
PoscoPlutus Project Fund (*1)	Investment in new technologies	11.91	11.91		Seoul
Posco Agrifood Export Investment Fund	Investment in new technologies	30.00	30.00		Seoul
PoscoPlutus Project II Investment Fund (*1)	Investment in new technologies	0.61	0.61		Seoul
Posco Culture Contents Fund	Investment in new technologies	31.67	31.67		Seoul
PCC Centroid 1st Fund (*4)	Investment in new technologies	—	24.10		Seoul
PCC Amberstone Private Equity Fund I (*1,4)	Investment in new technologies	—	9.71		Seoul
POSCO Advanced Technical Staff Fund (*1,4)	Investment in new technologies	—	15.87		Seoul
POSCO 4th Industrial Revolution Fund (*4)	Investment in new technologies	—	20.00		Seoul
METAPOLIS Co.,Ltd. (*6)	Multiplex development	40.05	—		Hwaseong
Universal Studios Resort Asset Management Corporation (*5)	Real estate services	26.17	—		Seoul
Busan-Gimhae Light Rail Transit Co., Ltd. (*5)	Transporting	25.00	—		Gimhae
[Foreign]
South-East Asia Gas Pipeline Company Ltd.	Pipeline construction and management	25.04	25.04		Myanmar
AES-VCM Mong Duong Power Company Limited	Electricity generation	30.00	30.00		Vietnam
7623704 Canada Inc. (*1)	Investments management	10.40	10.40		Canada
Eureka Moly LLC	Raw material manufacturing and sales	20.00	20.00		USA
AMCI (WA) PTY LTD	Iron ore sales & mine development	49.00	49.00		Australia
Nickel Mining Company SAS	Raw material manufacturing and sales	49.00	49.00		New Caledonia
NCR LLC	Coal sales	29.41	29.41		Canada
KOREA LNG LTD.	Gas production and sales	20.00	20.00		England
PT. Batutua Tembaga Raya	Raw material manufacturing and sales	24.10	22.00		Indonesia
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd	Tinplate manufacturing and sales	34.00	34.00		China
PT. Wampu Electric Power	Construction and civil engineering	20.00	20.00		Indonesia
POSCO SeAH Steel Wire(Nantong) Co., Ltd.	Steel processing and sales	25.00	25.00		China
VSC POSCO Steel Corporation	Steel processing and sales	50.00	50.00		Vietnam
IMFA ALLOYS FINLEASE LTD	Raw material manufacturing and sales	24.00	24.00		India
General Medicines Company Ltd.	Medicine manufacturing and sales	33.00	33.00		Sudan
PT.INDONESIA POS CHEMTECH CHOSUN Ref	Refractory manufacturing and sales	30.19	30.19		Indonesia
POSK(Pinghu) Steel Processing Center Co., Ltd.	Steel processing and sales	20.00	20.00		China
SHANGHAI LANSHENG DAEWOO CORP.	Trading	49.00	49.00		China
POS-SEAHSTEELWIRE(TIANJIN)CO.,Ltd	Steel processing and sales	25.00	25.00		China
SHANGHAI WAIGAOQIAO FREE TRADE ZONE LANSHENG DAEWOO IN’L TRADING CO., LTD.	Trading	49.00	49.00		China
PT. Tanggamus Electric Power (*1)	Construction and civil engineering	17.50	17.50		Indonesia
NS-Thainox Auto Co., Ltd.	Steel manufacturing and sales	49.00	49.00		Vietnam
Hamparan Mulya	Resource development	45.00	45.00		Indonesia
Sebang Steel	Scrap sales	49.00	49.00		Japan
GLOBAL KOMSCO Daewoo LLC	Cotton celluloid manufacturing and sales	35.00	35.00		Uzbekistan
POSCO-Poggenamp Electrical Steel Pvt. Ltd.	Steel manufacturing and sales	26.00	26.00		India
KIRIN VIETNAM CO., LTD (*1)	Panel manufacturing	19.00	19.00		Vietnam
POSCHROME (PROPRIETARY) LIMITED	Raw material manufacturing and sales	50.00	50.00		South Africa
CAML RESOURCES PTY LTD	Raw material manufacturing and sales	33.34	33.34		Australia
KG Power(M) SDN. BHD	Energy & resource development	20.00	20.00		Malaysia
LI3 ENERGY INC	Energy & resource development	26.06	26.06		Peru
LLP POSUK Titanium	Titanium manufacturing and sales	36.83	36.83	Kazakhstan
POS-SeAH Steel Wire (Thailand) Co., Ltd.	Steel manufacturing and sales	25.00	25.00	Thailand
Jupiter Mines Limited (*1)	Energy & resource development	17.08	17.06	Australia
KRAKATAU POS-CHEM DONG-SUH CHEMICAL (*1)	Chemical by-product manufacturing and sales	19.00	19.00	Indonesia
SAMHWAN VINA CO., LTD (*1,4)	Steel manufacturing and sales	—	19.00	Vietnam
JB CLARK HILLS (*4)	Construction	—	25.00	Philippines
Saudi-Korean Company for Maintenance Properties Management LLC (*1,4)	Building management	—	19.00	Saudi Arabia
AN KHANH NEW CITY DEVELOPMENT J.V CO., LTD. (*5)	Highway construction and new town development	50.00	—	Vietnam
Fifth Combined Heat and Power Plant LLC (*5)	Thermal power generation	30.00	—	Mongolia
Chongqing CISL High Strength Cold Rolling Steel Co., Ltd. (*6)	Steel manufacturing and sales	10.00	—	China

(*1)	Considering the composition of board of directors, the Company is able to exercise significant influence even though the Company’s percentage of ownership is below 20%.

(*2)	On September 30, 2015, in order to improve its financial standing and normalize operation, the associates reached a workout agreement with its Creditor Financial Institutions Committee. As a result, the Company lost its control and classified its shares as investment in associate.

(*3)	Considering the composition of board of directors, the Company does not have control and classified its shares as investment in an associate, even though the Company’s percentage of ownership is over 50%.

(*4)	These associates were newly established or acquired in 2017.

(*5)	Excluded from associates due to the disposal of shares during the year ended December 31, 2017.

(*6)	Excluded from associates due to loss of significant influence during the year ended December 31, 2017.

2) Joint ventures

Details of joint ventures as of December 31, 2016 and 2017 are as follows:

		Ownership (%)
Investee	Category of business	2016	2017	Region
[Domestic]
POSCO MITSUBISHI CARBON TECHNOLOGY	Steel processing and sales	60.00	60.00	Gwangyang
POSCO-SGI Falcon Pharmaceutic Bio Secondary Fund 1 (*1)	Investment in new technologies	—	24.55	Seoul
POSCO-KB Shipbuilding Restructuring Fund (*1)	Investment in new technologies	—	18.75	Seoul
POSCO-NSC Venture Fund (*1)	Investment in new technologies	—	16.67	Seoul
PCC L&K New Technology 1st Fund (*1)	Investment in new technologies	—	10.00	Seoul
PoscoPlutus Project 3rd Investment Fund (*1)	Investment in new technologies	—	5.96	Seoul
[Foreign]
Roy Hill Holdings Pty Ltd	Energy & resource development	12.50	12.50	Australia
POSCO-NPS Niobium LLC	Mine development	50.00	50.00	USA
CSP — Compania Siderurgica do Pecem	Steel manufacturing and sales	20.00	20.00	Brazil
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.	Steel processing and sales	25.00	25.00	China
KOBRASCO	Steel materials manufacturing and sales	50.00	50.00	Brazil
DMSA/AMSA	Energy & resource development	4.00	4.00	Madagascar
PT. POSMI Steel Indonesia	Steel processing and sales	36.69	36.69	Indonesia
VNS-DAEWOO Co., Ltd.	Steel scrap processing and sale	40.00	40.00	Vietnam
YULCHON MEXICO S.A. DE C.V.	Tube for automobile manufacturing	19.00	19.00	Mexico
POSCO-SAMSUNG-Slovakia Processing Center	Steel processing and sales	30.00	30.00	Slovakia
United Spiral Pipe, LLC	Material manufacturing and sales	35.00	35.00	USA
Korea Siberia Wood CJSC	Forest resource development	50.00	50.00	Russia
Hyunson Engineering & Construction HYENCO	Construction	4.90	4.90	Algeria
USS-POSCO Industries	Cold-rolled steel manufacturing and sales	50.00	50.00	USA
POSCO E&C Saudi Arabia	Civil engineering and construction	40.00	40.00	Saudi Arabia
Pos-Austem Suzhou Automotive Co., Ltd (*1)	Automotive parts manufacturing	—	19.90	China
POS-AUSTEM YANTAI AUTOMOTIVE CO., LTD (*1)	Automotive parts manufacturing	—	11.06	China
POS-AUSTEM WUHAN AUTOMOTIVE CO., LTD (*1)	Automotive parts manufacturing	—	13.00	China
POS-InfraAuto (Suzhou) Co., Ltd (*1)	Automotive parts manufacturing	—	16.20	China
Kwanika Copper Corporation (formerly, Daewoo Minerals Canada Corporation) (*2)	Energy & resource development	—	35.00	Canada
Henan Tsingpu Ferro Alloy Co., Ltd. (*3)	Raw material manufacturing and sales	49.00	—	China
Zhangjiagang Pohang Refractories Co., Ltd. (*4)	Refractory manufacturing	50.00	—	China

(*1)	These joint ventures were newly established in 2017.

(*2)	Reclassified to joint venture from subsidiary during the year ended December 31, 2017.

(*3)	Excluded from joint ventures due to the disposal of shares during the year ended December 31, 2017.

(*4)	Reclassified to subsidiary from joint venture during the year ended December 31, 2017.

(e) Newly included subsidiaries

Consolidated subsidiaries acquired or newly established during the year ended December 31, 2017 are as follows:

Company	Date of addition	Ownership (%)	Reason
POSCO RU Limited Liability Company	January 2017	100.00	New establishment
Golden Lace DAEWOO Company Limited	April 2017	100.00	New establishment
POSCO Research & Technology	June 2017	100.00	New establishment
POSCO DAEWOO UKRAINE LLC	July 2017	100.00	New establishment
Zhangjiagang Pohang Refractories Co., Ltd.	July 2017	51.00	Reclassification from associate
Kyobo Securities Bond Plus 6M Professional Private Equity Trust W-2	October 2017	97.47	Acquisition of control
Mirae Asset Smart Q Sigma 2.0 Professional Private Equity Trust	October 2017	99.01	Acquisition of control
Kyobo Securities Bond Plus 6M Professional Private Equity Trust W-5	November 2017	99.67	Acquisition of control
KIS Devonian Canada Corporation	December 2017	100.00	Acquisition of control

(f) Excluded subsidiaries

Subsidiaries that were excluded from consolidation during the year ended December 31, 2017 are as follows:

Company	Date of exclusion	Reason
POSCO MAPC SA DE CV	January 2017	Merged into POSCO MPPC S.A. de C.V.
POSCO (Zhangjiagang) STS Processing Center Co., Ltd	January 2017	Merged into Zhangjiagang Pohang Stainless Steel Co., Ltd.
POSCO Engineering CO., Ltd	February 2017	Merged into POSCO ENGINEERING & CONSTRUCTION CO., LTD.
POSCO YongXin Rare Earth Metal Co., Ltd.	March 2017	Disposal
SANTOS CMI S.A.	March 2017	Disposal
EPC EQUITIES LLP	March 2017	Disposal
SANTOS CMI Guatemala S.A.	March 2017	Disposal
COINSA INGENIERIA Y PETROQUIMICA S.R.L	March 2017	Disposal
SANTOS CMI CONSTRUCTION TRADING LLP	March 2017	Disposal
SANTOS CMI INC. USA	March 2017	Disposal
SANTOS CMI ENGENHARIA E CONSTRUCOES LTDA	March 2017	Disposal
SANTOS CMI PERU S.A.	March 2017	Disposal
SANTOS CMI CONSTRUCCIONES S.A.	March 2017	Disposal
GENTECH INTERNATIONAL INC.	March 2017	Disposal
SANTOS CMI CONSTRUCCIONES DE CHILE S.A.	March 2017	Disposal
COMPANIADEAUTOMATIZACION & CONTROL, GENESYS S.A.	March 2017	Disposal
POSCO Electrical Steel India Private Limited	March 2017	Merged into POSCO Maharashtra Steel Private Limited
POSEC Hawaii, Inc.	May 2017	Exclusion upon liquidation
PT. POSCO MTECH INDONESIA	May 2017	Disposal
POSCO VIETNAM HOLDINGS CO., LTD	July 2017	Merged into POSCO VIETNAM HOLDINGS CO., LTD (formerly, POSCO-VNPC CO., LTD.)
POSCO-Vietnam Processing Center Co., Ltd.	July 2017	Merged into POSCO VIETNAM HOLDINGS CO., LTD (formerly, POSCO-VNPC CO., LTD.)
Yingkou Puxiang Trade Co.,Ltd.	July 2017	Merged into Zhangjiagang Pohang Refractories Co., Ltd
Chongqing POSCO CISL Automotive Steel Co., Ltd.	September 2017	Loss of control
IT Engineering Co., Ltd.	November 2017	Disposal
POSCO India Delhi Steel Processing Center Private Limited	November 2017	Merged into POSCO India Chennai Steel Processing Center Pvt.Ltd.
POSCO India Ahmedabad Steel Processing Center Pvt.Ltd.	November 2017	Merged into POSCO India Chennai Steel Processing Center Pvt.Ltd.
Kwanika Copper Corporation (formerly, Daewoo Minerals Canada Corporation)	November 2017	Change in status due to a decline in stake
USA-SRDC	December 2017	Exclusion upon liquidation